INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET	Intangible assets, net, consist of the following:
	As of
	June 30, 2023	December 31, 2022

Computer software	$52,225	$55,348
Less: accumulated amortization	(32,497)	(31,304)
Total	$19,728	$24,044
Intangible assets, net, consist of the following:
	As of December 31,
	2022	2021
Computer software	$55,348	$34,453
Less: accumulated amortization	(31,304)	(30,793)
Total	$24,044	$3,660